Distillate International Fundamental Stability & Value ETF
Schedule of Investments
June 30, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.1%
	Australia - 4.3%
60,962	Aurizon Holdings, Ltd.	$159,299
54,162	Evolution Mining, Ltd.	88,642
57,817	Lottery Corporation, Ltd. (a)	179,705
16,571	Magellan Financial Group, Ltd.	147,224
27,676	Northern Star Resources, Ltd.	130,175
8,309	Sonic Healthcare, Ltd.	188,608
58,561	Tabcorp Holdings, Ltd.	42,887
		936,540
	Belgium - 0.7%
1,917	UCB SA	161,612
	Brazil - 1.3%
45,338	JBS SA	274,397
	Canada - 6.5%
37,543	B2Gold Corporation	127,271
2,916	CGI, Inc. (a)	231,797
5,321	Gildan Activewear, Inc.	153,138
2,940	Magna International, Inc.	161,406
4,845	Open Text Corporation	182,878
8,098	SSR Mining, Inc. (a)	134,972
1,949	TFI International, Inc.	156,122
5,211	Tourmaline Oil Corporation	270,377
		1,417,961
	China - 9.4%
70,500	Anhui Conch Cement Company, Ltd. - H-Shares	305,469
16,700	Baidu, Inc. - Class A (a)	316,040
170,000	China Feihe, Ltd. (b)	195,414
170,500	China Shenhua Energy Company, Ltd. - H-Shares	488,883
3,208,000	China Tower Corporation, Ltd. - H-Shares (b)	412,910
191,400	Xiaomi Corporation - Class B (a)(b)	332,702
		2,051,418
	Denmark - 0.6%
2,032	Pandora AS	127,547
	Finland - 1.0%
4,418	Kone Oyj - Class B	209,507
	France - 10.3%
1,712	Arkema SA	151,990
7,336	Bureau Veritas SA	187,517
1,273	Capgemini SE	217,528
6,560	Cie Generale des Etablissements Michelin SCA	178,140
5,022	Danone SA	279,627
596	Kering SA	305,374
2,071	Legrand SA	152,554
2,346	Safran SA	231,061
10,975	Valeo SA	211,404
3,806	Vinci SA	338,053
		2,253,248
	Germany - 2.1%
1,045	adidas AG	184,368
3,202	KION Group AG	132,528
9,387	Siemens Energy AG	137,243
		454,139
	Hong Kong - 5.0%
158,000	Geely Automobile Holdings, Ltd.	359,212
70,000	SITC International Holdings Company, Ltd.	198,039
391,000	WH Group, Ltd. (b)	301,959
94,000	Xinyi Glass Holdings, Ltd.	225,448
		1,084,658
	Indonesia - 2.1%
1,241,100	Adaro Energy Indonesia Tbk PT	238,265
839,000	Telkom Indonesia Persero Tbk PT	225,273
		463,538
	Ireland - 0.7%
2,486	DCC plc	153,915
	Italy - 1.5%
19,170	Nexi SpA (a)(b)	158,406
3,707	Recordati Industria Chimica e Farmaceutica SpA	160,871
		319,277
	Japan - 17.2%
2,700	Advantest Corporation	144,286
19,000	Astellas Pharma, Inc.	295,794
11,300	CyberAgent, Inc.	112,372
11,600	KDDI Corporation	366,217
4,300	Koito Manufacturing Company, Ltd.	136,259
3,000	Konami Holdings Corporation	165,838
5,400	MatsukiyoCocokara & Company	218,218
8,100	MINEBEA MITSUMI, Inc.	137,728
3,800	Murata Manufacturing Company, Ltd.	206,874
8,400	Nexon Company, Ltd.	171,765
12,300	NGK Spark Plug Company, Ltd.	222,995
16,600	Nippon Telegraph & Telephone Corporation	476,049
1,600	Nitori Holdings Company, Ltd.	151,868
4,300	Otsuka Corporation	127,397
3,700	Secom Company, Ltd.	228,310
1,800	Shin-Etsu Chemical Company, Ltd.	202,716
4,200	Shionogi & Company, Ltd.	211,924
3,700	Trend Micro, Inc.	180,295
		3,756,905
	Mexico - 1.9%
3,049	Fomento Economico Mexicano SAB de CV - ADR	205,777
52,227	Grupo Mexico SAB de CV - Series B	216,950
		422,727
	Netherlands - 2.0%
2,284	BE Semiconductor Industries NV	109,528
2,125	Euronext NV (b)	173,060
4,478	Signify NV (b)	148,076
		430,664
	Norway - 2.8%
11,036	Aker BP ASA	382,137
17,161	Telenor ASA	227,545
		609,682
	Republic of Korea - 7.8%
1,099	Hyundai Glovis Company, Ltd.	151,934
3,047	Kakao Games Corporation (a)	115,342
719	LG Innotek Company, Ltd.	189,662
452	NCSoft Corporation	121,668
2,510	Samsung C&T Corporation	237,777
524	Samsung Electronics Company, Ltd. - GDR	571,684
4,360	SK Hynix, Inc.	305,576
		1,693,643
	Spain - 1.4%
12,993	Industria de Diseno Textil SA	293,267
	Sweden - 5.2%
6,780	Alfa Laval AB	163,158
9,603	Assa Abloy AB - Class B	203,635
3,928	Boliden AB	124,712
23,201	Embracer Group AB (a)	176,576
7,329	Essity AB - Class B	191,031
4,814	Lundin Energy AB	3,284
26,610	Swedish Match AB	270,582
		1,132,978
	Switzerland - 2.8%
14,762	Roche Holding AG - ADR	615,724
	United Kingdom - 12.5%
15,099	British American Tobacco plc - ADR	647,898
6,521	Bunzl plc	215,329
8,875	Burberry Group plc	176,871
39,494	DS Smith plc	133,002
14,854	Hargreaves Lansdown plc	142,114
18,926	Howden Joinery Group plc	138,505
82,341	JD Sports Fashion plc	115,399
8,669	Mondi plc	153,183
2,194	Next plc	156,140
6,135	Persimmon plc	138,805
32,045	Royal Mail plc	104,959
9,322	Unilever plc - ADR	427,228
17,776	WPP plc (a)	178,016
		2,727,449
	TOTAL COMMON STOCKS (Cost $25,984,476)	21,590,796

	SHORT-TERM INVESTMENTS - 0.1%
22,311	First American Government Obligations Fund - Class X, 1.29% (c)	22,311
	TOTAL SHORT-TERM INVESTMENTS (Cost $22,311)	22,311
	TOTAL INVESTMENTS - 99.2% (Cost $26,006,787)	21,613,107
	Other Assets in Excess of Liabilities - 0.8%	178,646
	NET ASSETS - 100.0%	$21,791,753

	Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At June 30, 2022, the value of these securities amounted to $1,722,527 or 7.90% of net assets.

(c)	Rate shown is the annualized seven-day yield as of June 30, 2022.

Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,590,796	$-	$-	$21,590,796
Short-Term Investments	22,311	-	-	22,311
Total Investments in Securities	$21,613,107	$-	$-	$21,613,107
^ See Schedule of Investments for breakout of investments by sector classifications.

For the period ended June 30, 2022, the Fund did not recognize any transfers to or from Level 3.